Statutory Results (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013 Connecticut Domiciled Life Insurance Subsidiaries [Member]	Mar. 31, 2013 Parent Company [Member]
Statutory Accounting Practices [Line Items]
Extrordinary dividend					$ 1,100,000,000	$ 1,200,000,000
Statutory Results [Abstract]
Combined statutory net income (loss)	927,000	(669,000)	208,000
Statutory capital and surplus	5,016,000	5,920,000	5,832,000
Percent available for dividend distribution without prior approval from regulatory agency	10.00%
Amount available for dividend distribution without prior approval from regulatory agency				82,000,000
Amount available for dividend distribution with approval from regulatory agencies				$ 515,000,000